RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of Compensation to Directors and Executive Officers

Compensation to Directors and executive officers of the Group comprised the following:

	For the six months ended June 30,
	2026 (Unaudited)	2025 (Unaudited)
	$	$
Short-term employee benefits	716,247	251,410

Schedule of Transactions and Outstanding Balances Related to Key Management Personnel

The aggregate value of transactions and outstanding balances related to key management personnel and entities over which they have control or significant influence were as follows.

	Transaction values for the six months ended,		Balance outstanding as of
	June 30,	June 30,	June 30,	December 31,
	2026	2025	2026	2025
	(Unaudited)	(Unaudited)	(Unaudited)
	$	$	$	$
Loan to/(repayment from) a shareholder	541,269	(1,514,364)	327,954	(245,962)
Payment made on behalf of a shareholder by the Company/(payment made on behalf of the Company by a shareholder and amount due to a shareholder)	246,079	(4,295)	-	(245,111)

Schedule of Related Party Balances	Other related party transactions
	Transaction values for the six months ended		Balance outstanding as at
	June 30,	June 30,	June 30,
	2026	2025	2026	December 31,
	(Unaudited)	(Unaudited)	(Unaudited)	2025
	$	$	$	$
Loan to a director of a subsidiary and a minor shareholder of the Company*	2,767,916	-	2,767,916	-
Prepayment to a related party	546,559	89,446	802,434	380,433
Upkeeping and maintenance service provided by a related party and payable to a related party	179,827	-	(151,640)	-
Payment made on behalf by the Company of a related party	246,357	34,837	141,052	114,004
Landscape crew outsourcing service provided to a related party and receivable from a related party	2,691	24,144	4,750	5,775
Outdoor landscape service provided by a related party and payable to a related party	14,386	(211)	(14,216)	(11,934)
Back charged lease payment to a related party	8,590	-	9,904	1,425
Payment made on behalf by a related party of the Company	24,124	-	(23,840)	-

*	The balance represents a loan to a director and shareholder of a subsidiary who is also a minor shareholder of the Company, amounting to S$3,582,514 ($2,767,916), which is interest-bearing at 7% per annum, granted on June 9, 2026 and repayable in a lump sum at the end of the one-year loan period.